Note 8 - Accrued Expenses (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Accrued expenses
Customer Deposits	$ 13,500	$ 13,500		$ 13,500
Accrued Payroll, Officers	62,373	68,808	29,345	60,357
Accrued Payroll and Payroll Taxes	135,234	135,234		135,234
Accrued Interest	7,593	7,897		92
Accrued expenses	$ 218,700	$ 225,439		$ 209,183